Significant Accounting Policies and Significant Judgements (Details 3) - USD ($)	Nov. 02, 2020	Oct. 31, 2020	Oct. 31, 2019
IfrsStatementLineItems [Line Items]
Rights-of-use assets	$ 276,431	$ 50,468
Property & equipment	232,059		232,059
Current portion of lease liability	355,738	100,277	129,876
Lease liability	$ 62,898	$ 16,630	12,329
Adoption Of I F R S 16 [Member]
IfrsStatementLineItems [Line Items]
Rights-of-use assets			276,431
Property & equipment
Current portion of lease liability			225,862
Lease liability			$ 50,569